Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 4 – COMMITMENTS AND CONTINGENCIES:

From time to time, the Company may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm the Company’s business.

On January 14, 2026, an amended claim was filed in the Circuit Court of the 1st Judicial Circuit in and for Okaloosa County, Florida, against several defendants, including USARAD, and a USARAD radiologist, alleging failure to diagnose an aneurysm and negligent communication to an ordering physician.

Based on the progress achieved and the insurance Company’s written confirmation, the parties reached a settlement agreement. Subject to the final execution of such agreement, the company will pay an amount of $650 thousand, which will be reimbursed by the insurance company. Accordingly, on June 30, 2026, the Company recorded a provision of $650 thousand and recognized an insurance recovery asset for the same amount. The provision and the recovery asset are recorded in Other current liabilities and Other current assets respectively.

On May 1, 2023, the Company received a notice alleging several causes of action, including breach of a consulting agreement between the claimant and Nanox Imaging PLC (the “Gibraltar Entity”) that was entered into in 2015. The claimant’s demand from the Company is for the payment of approximately$1.26 million for unpaid consulting fees from the Gibraltar Entity and approximately $25 million connection with his claimed entitlement to securities in the Gibraltar Entity. On or about December 21, 2023, a claim was filed in Israel against the Company, the Gibraltar Entity and the late Mr. Ran Poliakine, based on allegations previously dismissed by a U.S. court in the State of California. The Company reiterates its strong denial of the plaintiff’s baseless claims and emphasizes that the Company was never a party to the consulting agreement with the plaintiff. In addition, the Company is not responsible for any potential liabilities of the Gibraltar Entity, which is a separate legal entity. On April 5, 2024, the Gibraltar Entity filed an amended claim and a request for an anti-suit injunction (“ASI”) in Gibraltar against the plaintiff. On November 18, 2024, the Gibraltar court granted the Gibraltar Entity’s request and issued an ASI, preventing the plaintiff from continuing to pursue the present claim against the Gibraltar Entity in Israel. As a result, the dispute between the plaintiff and the Gibraltar Entity will be adjudicated before the Gibraltar court, in accordance with Gibraltar law.

In January 2025, the plaintiff filed a new claim against the Company with the Gibraltar court, which was dismissed due to procedural defects. The plaintiff filed an additional claim against the Company, which was served on the Company on December 25, 2025. The Company decided not to contest the jurisdiction of the Gibraltar court and consent to the Gibraltar jurisdiction, and will therefore submit a statement of defense in the Gibraltar court. In light of the above, on February 1, 2026, the plaintiff filed with the court in Israel a motion seeking to dismiss the claim submitted against the Company in Israel and thereby close the proceedings in Israel. The Company has submitted its response to the motion, together with a request for an award of costs, on April 26, 2026, in which it argued that there was no basis to file the claim against it in the first place, as its adjudication is contingent upon a prior determination of the date of termination of the engagement between the plaintiff and the Gibraltar Entity, before the court in Gibraltar, and only thereafter, to the extent it is determined that a breach occurred (which is denied), could the claims against the Company, which are wholly denied, be addressed.

On June 12, 2026, a class action complaint was filed in the United States District Court of New Jersey against the Company and certain of its officers, captioned Steele v. Nano-X Imaging Ltd. et al, Case No. 1:26-cv-07062. The complaint alleges violations of federal securities laws on behalf of all persons and entities that purchased or otherwise acquired the Company’s publicly traded securities between March 31, 2025 and April 17, 2026 in connection with certain disclosures concerning the Company’s business, operations, and prospects, including with respect to the Company’s manufacturing facility in Korea. The plaintiff is seeking money damages. The complaint alleges that defendants violated the federal securities laws in connection with certain disclosures concerning the Company’s business, operations, and prospects. Due to the early stage of the case, it is not possible to assess the probability of a loss or reasonably estimate the ultimate costs and damages. Consequently, no accrual has been made in the financial statements regarding this matter.

IIA grants

Under the Innovation Law (formerly known as the Encouragement of Industrial Research and Development Law, 5744-1984) as currently in effect, Nanox AI is required to pay royalties to the Israeli Innovation Authority (the “IIA”) of 3% on sales of products and services based on technology and know-how developed using such IIA research and development grants, until 100% (which may be increased under certain circumstances) of the grant, linked to the U.S. dollar and bearing interest at the SOFR rate, is repaid. As of June 30, 2026, Nanox AI had paid royalties to the IIA in the amount of approximately $90 and had a remaining contingent liability to the IIA of approximately $4.2 million.